COMMITMENTS AND CONTINGENT LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Gain Contingencies [Line Items]
2014	$ 609
2015	206
Operating Leases, Future Minimum Payments Due	$ 815